UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Frank, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1519

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2026

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

(a)

SanJac Alpha Core Plus Bond ETF
SJCP (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the SanJac Alpha Core Plus Bond ETF (the “Fund”) for the period of  June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://sanjacalpha.com/etf-sjcp. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FROM JUNE 1, 2025 TO NOVEMBER 30, 2025?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SanJac Alpha Core Plus Bond ETF	$33	0.65%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$3,046,415
Number of Holdings	18
Net Advisory Fee Paid	$5,732
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN?  (as of November 30, 2025)

Security Type[1]	(% of Net Assets)
U.S. Treasury Bills	40.0%
U.S. Treasury Securities	25.4%
Exchange Traded Debt	21.6%
Real Estate Investment Trusts - Preferred Stock	5.6%
Real Estate Investment Trusts - Common Stock	2.8%
Collateralized Mortgage Obligations	2.4%
Cash & Other	2.2%
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Top 10 Issuers	(% of Net Assets)
United States Treasury Bills	40.0%
United States Treasury Inflation Indexed Bonds	13.9%
United States Treasury Note/Bond	11.5%
PennyMac Mortgage Investment Trust	10.4%
Chimera Investment Corp.	6.6%
Babcock & Wilcox Enterprises, Inc.	5.0%
Rithm Capital Corp.	4.5%
Dynex Capital, Inc.	1.8%
NextEra Energy Capital Holdings, Inc.	1.7%
Government National Mortgage Association	1.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://sanjacalpha.com/etf-sjcp.
SanJac Alpha Core Plus Bond ETF	PAGE 1	TSR-SAR-56170L687

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund  documents not be householded, please contact the Fund  at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund  or your financial intermediary.
SanJac Alpha Core Plus Bond ETF	PAGE 2	TSR-SAR-56170L687

SanJac Alpha Low Duration ETF
SJLD (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the SanJac Alpha Low Duration ETF (the “Fund”) for the period of  June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://sanjacalpha.com/etf-sjld. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FROM JUNE 1, 2025 TO NOVEMBER 30, 2025?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SanJac Alpha Low Duration ETF	$18	0.35%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$2,293,071
Number of Holdings	13
Net Advisory Fee Paid	$2,214
Portfolio Turnover Rate	0%
WHAT DID THE FUND INVEST IN?  (as of November 30, 2025)

Security Type	(% of Net Assets)
U.S. Treasury Securities	33.4%
Exchange Traded Debt	27.9%
U.S. Treasury Bills	27.1%
Cash and Other	11.6%

Top Issuers	(% of Net Assets)
United States Treasury Bills	27.1%
United States Treasury Inflation Indexed Bonds	22.5%
United States Treasury Note/Bond	10.9%
PennyMac Mortgage Investment Trust	10.5%
Babcock & Wilcox Enterprises, Inc.	4.9%
Pacific Gas and Electric Co.	4.3%
AG Mortgage Investment Trust, Inc.	3.3%
MFA Financial, Inc.	3.3%
Chimera Investment Corp.	1.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://sanjacalpha.com/etf-sjld.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund  documents not be householded, please contact the Fund  at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund  or your financial intermediary.
SanJac Alpha Low Duration ETF	PAGE 1	TSR-SAR-56170L679

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

SanJac Alpha ETFs
SanJac Alpha Core Plus Bond ETF (SJCP)
SanJac Alpha Low Duration ETF (SJLD)
Core Financial Statements
November 30, 2025 (Unaudited)

SANJAC ALPHA CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 25.4%
United States Treasury Inflation Indexed Bond, 1.63%, 04/15/2030	$418,335	$423,377
United States Treasury Note/Bond, 4.00%, 11/15/2035	350,000	349,468
TOTAL U.S. TREASURY SECURITIES (Cost $771,687)		772,845
	Shares
EXCHANGE TRADED DEBT - 21.6%
Heavy Electrical Equipment - 5.0%
Babcock & Wilcox Enterprises, Inc.
8.13%, 02/28/2026	4,011	100,917
6.50%, 12/31/2026	2,100	51,072
Mortgage REITs - 15.0%
Chimera Investment Corp.
9.00%, 05/15/2029	4,000	100,200
9.25%, 08/15/2029	4,000	100,640
PennyMac Mortgage Investment Trust, 9.00%, 02/15/2030	10,074	255,476
Utilities - 1.6%
NextEra Energy Capital Holdings, Inc., Series U, 6.50%, 06/01/2085	2,000	50,360
TOTAL EXCHANGE TRADED DEBT (Cost $658,081)		658,665
REAL ESTATE INVESTMENT TRUSTS - PREFERRED STOCK - 5.6%
Mortgage REITs - 5.6%
PennyMac Mortgage Investment Trust, Series A, 8.13%, Perpetual	2,518	61,124
Rithm Capital Corp.
Series B, 9.69% (3 mo. Term SOFR + 5.90%), Perpetual	1,400	35,140
Series D, 7.00% to 11/15/2026 then 5 yr. CMT Rate + 6.22%, Perpetual	3,000	73,230
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED STOCK (Cost $170,262)		169,494
REAL ESTATE INVESTMENT TRUSTS - COMMON STOCK - 2.8%
Mortgage REITs - 2.8%
Dynex Capital, Inc.	4,000	56,040
Rithm Capital Corp.	2,500	28,725
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON STOCK (Cost $76,010)		84,765

The accompanying notes are an integral part of these financial statements.

1

SANJAC ALPHA CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.4%
Federal Home Loan Mortgage Corp., Series 4777, Class CB, 3.50%, 10/15/2045	$24,116	$23,921
Government National Mortgage Association, Series 2022-195, Class PO, 0.00%, 11/20/2052(a)	63,306	49,030
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $75,171)		72,951
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 40.0%
3.89%, 12/23/2025(b)	300,000	299,288
3.94%, 12/26/2025(b)	600,000	598,377
3.77%, 02/24/2026(b)	325,000	322,164
TOTAL U.S. TREASURY BILLS (Cost $1,219,793)		1,219,829
TOTAL INVESTMENTS - 97.8% (Cost $2,971,004)		$2,978,549
Other Assets in Excess of Liabilities - 2.2%		67,866
TOTAL NET ASSETS - 100.0%		$3,046,415

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)	Principal only security.
(b)	The rate shown is the annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

2

SanJac Alpha Low Duration ETF
Schedule of Investments
November 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 33.4%
United States Treasury Inflation Indexed Bonds, 1.63%, 04/15/2030	$510,165	$516,314
United States Treasury Note/Bond, 4.00%, 11/15/2035	250,000	249,619
TOTAL U.S. TREASURY SECURITIES (Cost $762,458)		765,933
	Shares
EXCHANGE TRADED DEBT - 27.9%
Electric Utilities - 4.4%
Pacific Gas and Electric Co., 4.55%, 07/01/2030	100,000	99,625
Heavy Electrical Equipment - 4.9%
Babcock & Wilcox Enterprises, Inc.
8.13%, 02/28/2026	2,900	72,964
6.50%, 12/31/2026	1,650	40,128
Mortgage REITs - 18.6%
AG Mortgage Investment Trust, Inc., 9.50%, 05/15/2029	3,000	75,300
Chimera Investment Corp., 9.25%, 08/15/2029	1,400	35,224
MFA Financial, Inc., 8.88%, 02/15/2029	3,000	74,910
PennyMac Mortgage Investment Trust
9.00%, 02/15/2030	6,000	152,160
9.00%, 06/15/2030	3,500	89,705
TOTAL EXCHANGE TRADED DEBT (Cost $637,837)		640,016
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 27.1%
3.89%, 12/23/2025(a)	$100,000	99,763
3.93%, 12/26/2025(a)	300,000	299,188
3.77%, 02/24/2026(a)	225,000	223,037
TOTAL U.S. TREASURY BILLS (Cost $621,967)		621,988
TOTAL INVESTMENTS - 88.4% (Cost $2,022,262)		$2,027,937
Other Assets in Excess of Liabilities - 11.6%		265,134
TOTAL NET ASSETS - 100.0%		$2,293,071

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT - Real Estate Investment Trust
(a)	The rate shown is the annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

3

SANJAC ALPHA ETFs
Statements of Assets and Liabilities
November 30, 2025 (Unaudited)

	SanJac Alpha Core Plus Bond ETF	SanJac Alpha Low Duration ETF
ASSETS:
Investments, at value	$2,978,549	$2,027,937
Receivable for investments sold	65,897	261,635
Interest receivable	1,776	3,408
Dividends receivable	1,492	581
Total assets	3,047,714	2,293,561
LIABILITIES:
Payable to advisor (Note 4)	1,299	490
Total liabilities	1,299	490
NET ASSETS	$ 3,046,415	$2,293,071
Net Assets Consists of:
Paid-in capital	$3,009,045	$2,270,676
Total distributable earnings	37,370	22,395
Total net assets	$ 3,046,415	$2,293,071
Net assets	$3,046,415	$2,293,071
Shares issued and outstanding(a)	120,000	90,000
Net asset value per share	$25.39	$25.48
COST:
Investments, at cost	$2,971,004	$2,022,262

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

4

SANJAC ALPHA ETFs
Statements of Operations
For the Period Ended November 30, 2025 (Unaudited)

	SanJac Alpha Core Plus Bond ETF	SanJac Alpha Low Duration ETF
INVESTMENT INCOME:
Dividend income	$25,161	$10,840
Interest income	23,869	20,358
Total investment income	49,030	31,198
EXPENSES:
Investment advisory fees (Note 4)	5,732	2,214
Total expenses	5,732	2,214
NET INVESTMENT INCOME	43,298	28,984
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	7,391	1,459
Net realized gain	7,391	1,459
Net change in unrealized appreciation on:
Investments	13,428	6,537
Net change in unrealized appreciation	13,428	6,537
Net realized and unrealized gain	20,819	7,996
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$64,117	$36,980

The accompanying notes are an integral part of these financial statements.

5

SANJAC ALPHA ETFs
Statements of Changes in Net Assets

	SanJac Alpha Core Plus Bond ETF		SanJac Alpha Low Duration ETF
	Period Ended November 30, 2025 (Unaudited)	Period Ended May 31, 2025(a)	Period Ended November 30, 2025 (Unaudited)	Period Ended May 31, 2025(a)
OPERATIONS:
Net investment income	$43,298	$28,678	$28,984	$14,907
Net realized gain (loss)	7,391	(1,831)	1,459	(4)
Net change in unrealized appreciation (depreciation)	13,428	(5,884)	6,537	(861)
Net increase in net assets from operations	64,117	20,963	36,980	14,042
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(34,164)	(13,546)	(18,772)	(9,855)
Total distributions to shareholders	(34,164)	(13,546)	(18,772)	(9,855)
CAPITAL TRANSACTIONS:
Shares sold	1,762,789	1,246,256	1,770,676	500,000
Net increase in net assets from capital transactions	1,762,789	1,246,256	1,770,676	500,000
NET INCREASE IN NET ASSETS	1,792,742	1,253,673	1,788,884	504,187
NET ASSETS:
Beginning of the period	1,253,673	—	504,187	—
End of the period	$ 3,046,415	$1,253,673	$2,293,071	$504,187
SHARE TRANSACTIONS
Shares sold	70,000	50,000	70,000	20,000
Total increase in shares outstanding	70,000	50,000	70,000	20,000

(a)	The Fund commenced operations on September 10, 2024.
The accompanying notes are an integral part of these financial statements.

6

SanJac Alpha Core Plus Bond ETF
Financial Highlights
For a capital share outstanding throughout the period

	Period Ended November 30, 2025 (Unaudited)	Period from September 10, 2024 to May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.07	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.62	0.89
Net realized and unrealized gain (loss) on investments	0.28	(0.34)
Total from investment operations	0.90	0.55
LESS DISTRIBUTIONS FROM:
Net investment income	(0.58)	(0.48)
Total distributions	(0.58)	(0.48)
Net asset value, end of period	$25.39	$25.07
TOTAL RETURN(c)	3.62%	2.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,046	$1,254
Ratio of expenses to average net assets(d)	0.65%	0.65%
Ratio of net investment income to average net assets(d)	4.91%	4.92%
Portfolio turnover rate(c)	24%	15%

(a)	Operations commenced on September 10, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

7

SanJac Alpha Low Duration ETF
Financial Highlights
For a capital share outstanding throughout the period

	Period Ended November 30, 2025 (Unaudited)	Period from September 10, 2024 to May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.21	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.58	0.75
Net realized and unrealized gain (loss) on investments	0.19	(0.05)
Total from investment operations	0.77	0.70
LESS DISTRIBUTIONS FROM:
Net investment income	(0.50)	(0.49)
Total distributions	(0.50)	(0.49)
Net asset value, end of period	$25.48	$25.21
TOTAL RETURN(c)	3.10%	2.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,293	$504
Ratio of expenses to average net assets(d)	0.35%	0.35%
Ratio of net investment income to average net assets(d)	4.58%	4.12%
Portfolio turnover rate(c)	0%	60%

(a)	Operations commenced on September 10, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

8

SANJAC ALPHA ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The SanJac Alpha Core Plus Bond ETF (the “Core Plus Bond ETF”) and the SanJac Alpha Low Duration ETF (the “Low Duration ETF”) (each, a “Fund,” and collectively, the “Funds”) are each a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. Each Fund is classified as a non-diversified open-end investment management company under the 1940 Act. Each Fund commenced operations on September 10, 2024. SanJac Alpha LP (the “Advisor”) serves as the investment advisor to the Funds. The Low Duration ETF seeks current income consistent with preservation of capital and daily liquidity. The Core Plus Bond ETF seeks current income and total returns consistent with limited volatility and the preservation of capital.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liabilities for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken or expected to be taken on a tax return. The tax returns for the Funds for the prior fiscal period are open for examination. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Delaware.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended November 30, 2025, the Funds did not incur any interest or penalties.
C.
Securities Transactions, Income, Expenses, and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized using the effective interest method. The ETFs invest in real estate investment trusts (REITs) which report information on the source of their distributions annually. The ETFs’ policies are to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported. Income on REITs may be reclassified to realized gains or as an adjustment to cost in order to correctly recognize the true character of the distributions received by the Funds. Each Fund is charged a unitary management fee on an accrual basis. All other expenses, besides those mentioned in Note 4, are paid by the investment advisor.

The Funds distribute substantially all of their net investment income, if any, typically quarterly, and net realized capital gains, if any, at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.

9

SANJAC ALPHA ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of November 30, 2025 and through the date the financial statements were issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and has concluded that no additional disclosures or recognition are necessary.

NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the fiscal period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the date of measurement.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation methodologies applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Debt Securities: Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.
Short-Term Debt Securities: Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

10

SANJAC ALPHA ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and REITs, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Funds calculate their net asset value (“NAV”) because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event (a “Significant Event”) occurring after the close of the market in which the security is principally traded, but before the time the Funds calculate their NAV. A Significant Event may relate to a single issuer or to an entire market sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.
Cash and Cash Equivalents: Cash and cash equivalents include cash on hand and demand deposits. The Funds sweep uninvested cash into a Money Market Deposit Account (MMDA) offered by U.S. Bank. MMDAs are interest-bearing accounts that offer competitive interest rates and limited transactions capabilities. These accounts are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000 per depositor, per bank.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Funds’ valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Funds’ portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Funds’ securities as of November 30, 2025:
Core Plus Bond ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$772,845	$—	$772,845
Exchange Traded Debt	658,665	—	—	658,665
Real Estate Investment Trusts - Preferred	108,370	61,124	—	169,494
Real Estate Investment Trusts - Common	84,765	—	—	84,765
Collateralized Mortgage Obligations	—	72,951	—	72,951
U.S. Treasury Bills	—	1,219,829	—	1,219,829
Total Investments	$851,800	$2,126,749	$—	$2,978,549

11

SANJAC ALPHA ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
Low Duration ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$765,933	$—	$765,933
Exchange Traded Debt	540,391	99,625	—	640,016
U.S. Treasury Bills	—	621,988	—	621,988
Total Investments	$540,391	$1,487,546	$—	$2,027,937

Refer to the Schedule of Investments for further disaggregation of investment categories.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the period ended November 30, 2025, the Advisor provided the Funds with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.65% of the average daily net assets of the Core Plus Bond ETF and 0.35% of the average daily net assets of the Low Duration ETF. For the period ended November 30, 2025, the Funds incurred $5,732 and $2,214 in advisory fees for the Core Plus Bond ETF and Low Duration ETF, respectively. Advisory fees payable at November 30, 2025 for the Core Plus Bond ETF and Low Duration ETF were $1,299 and $490, respectively.
Under the investment advisory agreement, the Advisor has agreed to pay all expenses of the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, legal or other expenses in connection with any arbitration or litigation, extraordinary expenses, shareholder service fees and expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, interest and taxes of any kind or nature, the unified management fee payable to the Advisor, and certain other excluded expenses.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Funds’ Administrator under a Fund Administration Servicing Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds and provides Chief Compliance Officer services to the Funds. U.S. Bank N.A., an affiliate of Fund Services, serves as the Funds’ custodian.
Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter. Shares of the Funds (“Shares”) are continuously offered for sale by the Distributor only in Creation Units (defined below). The Distributor will not distribute Shares in amounts less than a Creation Unit (defined below) and does not maintain a secondary market in Shares.
Certain officers of the Funds are employees of the Administrator and are not paid any fees by the Funds for serving in such capacities.
NOTE 5 – SECURITIES TRANSACTIONS
For the period ended November 30, 2025, the cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities, short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Core Plus Bond ETF	$833,473	$340,196
Low Duration ETF	$537,977	$0

12

SANJAC ALPHA ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
Purchases and sales of long-term U.S. Government Securities were as follows:

	Purchases	Sales
Core Plus Bond ETF	$770,030	$729,639
Low Duration ETF	$758,307	$405,562

There were no purchases or sales in-kind for the fiscal period ended November 30, 2025.
NOTE 6 – CREATION AND REDEMPTION TRANSACTIONS
The Funds offer and issue Shares at their NAV only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Funds generally offer and issue Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security. Shares are listed on the Nasdaq Stock Market LLC (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. A Creation Unit of each Fund generally consists of 10,000 Shares, though this may change from time to time. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities. The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.
NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of May 31, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Core Plus Bond ETF	Low Duration ETF
Cost of investments(a)	$1,208,556	$500,348
Gross unrealized appreciation	1,354	939
Gross unrealized depreciation	(7,447)	(1,800)
Net unrealized depreciation	(6,093)	(861)
Undistributed ordinary income	15,131	5,052
Undistributed long-term capital gain	—	—
Total distributable earnings	15,131	5,052
Other accumulated losses	(1,621)	(4)
Total accumulated earnings	$7,417	$4,187

(a)	The difference between the book basis and tax basis net unrealized depreciation and cost is attributable primarily to wash sales.
As of May 31, 2025, the Core Plus Bond ETF had short-term capital losses in the amount of $1,621, and the Low Duration ETF had short-term capital losses in the amount of $4, with no expiration to offset future capital gains.

13

SANJAC ALPHA ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
The tax character of distributions paid during the fiscal period ended May 31, 2025 was as follows:

Period Ended May 31, 2025
Core Plus Bond ETF
Ordinary Income	$13,546
Low Duration ETF
Ordinary Income	$9,855

NOTE 8 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Funds may enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
NOTE 9 – SEGMENT REPORTING
The Funds operate as single segment entities. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by Andrew Wells and Andrey Vladyko, portfolio managers of the Advisor. This team serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

14

SANJAC ALPHA ETFs
ADDITIONAL INFORMATION
November 30, 2025 (Unaudited)
Item 7(b). Financial Highlights are included within the financial statements under Item 7(a) above.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

15

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	February 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	February 4, 2026

By (Signature and Title)*	/s/ Colton Scarmardo
Colton Scarmardo, Treasurer/Principal Financial Officer

Date	February 4, 2026

* Print the name and title of each signing officer under his or her signature.